Employee Incentive Plans Total Shareholder Return Unit Summary (Details) (Performance Based Restricted Unit [Member], USD $)	3 Months Ended
Mar. 31, 2015
EnLink Midstream Partners, LP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement Grant Date Fair Value	$ 27.68
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	5.66%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	33.01%
Fair Value Assumptions, Risk Free Interest Rate	0.99%
Enlink midstream, LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement Grant Date Fair Value	$ 34.24
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	2.98%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	33.02%
Fair Value Assumptions, Risk Free Interest Rate	0.99%